DIVIDENDS ON ORDINARY SHARES - Disclosure of Dividends on Ordinary Shares Declared and Paid (Details) - GBP (£) £ / shares in Units, £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)		£ 0.08	£ 4.22	£ 4.93
Dividends declared and paid	£ 26	£ 26	£ 1,311	£ 1,530
First interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)		£ 0.08	£ 1.78	£ 1.32
Dividends declared and paid		£ 26	£ 554	£ 410
Second interim
Disclosure Of Dividends On Ordinary Shares [Line Items]
Dividend per share (in pence per share)		£ 0	£ 2.44	£ 3.61
Dividends declared and paid		£ 0	£ 757	£ 1,120